Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total borrowings	$ 1,624,712
Less: current portion	22,261	19,261
Navios Holdings
Debt Instrument [Line Items]
Secured credit facilities	249,218	217,565
Navios Logistics
Debt Instrument [Line Items]
Other long-term loans	494	528
Total Loans
Debt Instrument [Line Items]
Total borrowings	1,624,712	1,508,093
Plus: unamortized premium	0	3,156
Less: current portion	(22,261)	(19,261)
Total long-term borrowings	1,602,451	1,491,988
2019 Notes | Navios Holdings
Debt Instrument [Line Items]
Notes	350,000	350,000
2022 Notes | Navios Holdings
Debt Instrument [Line Items]
Notes	650,000	650,000
2019 Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Senior Notes	0	290,000
2022 Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Senior Notes	$ 375,000	$ 0